As filed with the Securities and Exchange Commission on April 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 98.5%
	Equity Funds - 98.5%
1,647,226	Deutsche X-trackers MSCI Europe Hedged Equity ETF	$42,943,182
295,096	iShares MSCI EAFE ETF	17,806,093
923,233	iShares MSCI Emerging Markets ETF	35,073,622
552,238	iShares S&P 500 Growth ETF (a)	72,039,447
276,522	PowerShares QQQ Trust Series 1	35,953,390
517,606	SPDR EURO STOXX 50 ETF	17,696,949
127,711	Vanguard Small-Cap Growth ETF	17,928,070
144,021	Vanguard Small-Cap Value ETF	17,893,169
1,038,716	Vanguard Value ETF (b)	100,568,483
	TOTAL EXCHANGE TRADED FUNDS (Cost - $332,487,436)	357,902,405

Contracts
	PURCHASED OPTIONS - 0.5% *
	PURCHASED CALL OPTIONS - 0.3% *
	CBOE S&P 500 Index
400	Expiration: March 2017, Exercise Price $2,390 **	13,000
100	Expiration: March 2017, Exercise Price $2,375 **	18,250
150	Expiration: March 2017, Exercise Price $2,385 **	8,250
	CBOE Volitility Index
2,000	Expiration: March 2017, Exercise Price $18 **	80,000
	Financial Select Sector SPDR Fund
4,500	Expiration: March 2017, Exercise Price $24.50 **	191,250
	Gilead Sciences, Inc.
500	Expiration: May 2017, Exercise Price $80 **	27,000
5	Expiration: May 2017, Exercise Price $75 **	712
151	Expiration: March 2017, Exercise Price $75 **	1,812
	Health Care Select Sector SPDR Fund
2,000	Expiration: June 2017, Exercise Price $76 **	340,000
	iShares Russell 2000 ETF
775	Expiration: April 2017, Exercise Price $138 **	242,963
	PowerShares DB US Dollar Index Bullish Fund
2,000	Expiration: March 2017, Exercise Price $27 **	6,000
	VF Corp.
1,000	Expiration: May 2017, Exercise Price $57.50 **	62,500
1,000	Expiration: May 2017, Exercise Price $60 **	30,000
	WisdomTree Japan Hedged Equity Fund
1,250	Expiration: March 2017, Exercise Price $52 **	40,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,127,877)	1,061,737

	PURCHASED PUT OPTIONS - 0.2% *
	CurrencyShares Japanese Yen Trust
250	Expiration: June 2017, Exercise Price $75 **	3,125
	iShares Silver Trust
5,000	Expiration: March 2017, Exercise Price $16.50 **	27,500
	SPDR S&P 500 ETF Trust
1,500	Expiration: May 2017, Exercise Price $230 **	546,750
1,500	Expiration: March 2017, Exercise Price $232 **	21,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $894,150)	598,375

	TOTAL PURCHASED OPTIONS (Cost - $2,022,027)	1,660,112
Shares
	SHORT-TERM INVESTMENTS - 0.0% ^
10,000	First American Government Obligations Fund - Class Z, 0.41% + (a)	10,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,000)	10,000

	TOTAL INVESTMENTS - 99.0% (Cost $334,519,463) (c)	359,572,517
	Other Assets In Excess of Liabilities - 1.0%	3,830,795
	NET ASSETS - 100.0%	$363,403,312

Contracts
	SCHEDULE OF OPTIONS WRITTEN - (0.1)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% *^
	CBOE Volitility Index
2,000	Expiration: March 2017, Exercise Price $28 **	15,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $18,899)	15,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
	Health Care Select Sector SPDR Fund
2,000	Expiration: June 2017, Exercise Price $71 **	230,000
	SPDR S&P 500 ETF Trust
1,500	Expiration: March 2017, Exercise Price $228 **	8,250
1,500	Expiration: May 2017, Exercise Price $220 **	279,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $621,186)	518,000

	TOTAL OPTIONS WRITTEN (Premiums Received $640,085)	$533,000

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2017.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written.
(b) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $334,519,463 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	25,680,036
	Unrealized depreciation	(626,982)
	Net unrealized depreciation	$25,053,054

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares			Value
		EXCHANGE TRADED FUNDS - 98.6%
		Equity Funds - 98.6%
1,448,155		Deutsche X-trackers MSCI Europe Hedged Equity ETF	$37,753,401
257,954		iShares MSCI EAFE ETF	15,564,944
821,900		iShares MSCI Emerging Markets ETF	31,223,981
490,968		iShares S&P 500 Growth ETF (a)	64,046,776
246,870		PowerShares QQQ Trust Series 1	32,098,037
451,757		SPDR EURO STOXX 50 ETF	15,445,572
112,244		Vanguard Small-Cap Growth ETF	15,756,813
126,022		Vanguard Small-Cap Value ETF	15,656,973
923,414		Vanguard Value ETF (b)	89,404,944
		TOTAL EXCHANGE TRADED FUNDS (Cost - $295,075,847)	316,951,441

		Real Estate Investment Trusts (REITs) - 0.0%^
0	#	Parkway, Inc. **	1
		TOTAL COMMON STOCKS (Cost - $1)	1

Contracts
		PURCHASED OPTIONS - 1.0% *
		PURCHASED CALL OPTIONS - 0.2% *
		CBOE S&P 500 Index
150		Expiration: March 2017, Exercise Price $2,385 **	8,250
300		Expiration: March 2017, Exercise Price $2,390 **	9,750
100		Expiration: March 2017, Exercise Price $2,375 **	18,250
		CBOE Volitility Index
7,500		Expiration: March 2017, Exercise Price $18 **	300,000
		Financial Select Sector SPDR Fund
4,500		Expiration: March 2017, Exercise Price $24.50 **	191,250
		PowerShares DB US Dollar Index Bullish Fund
1,500		Expiration: March 2017, Exercise Price $27 **	4,500
		WisdomTree Japan Hedged Equity Fund
1,250		Expiration: March 2017, Exercise Price $52 **	40,000
		TOTAL PURCHASED CALL OPTIONS (Cost - $809,535)	572,000

		PURCHASED PUT OPTIONS - 0.8% *
		CurrencyShares Japanese Yen Trust
250		Expiration: June 2017, Exercise Price $75 **	3,125
		iShares MSCI Emerging Markets ETF
4,000		Expiration: May 2017, Exercise Price $38 **	552,000
		iShares Russell 2000 ETF
2,000		Expiration: May 2017, Exercise Price $137 **	928,000

	iShares Silver Trust
3,000	Expiration: March 2017, Exercise Price $16.50 **	16,500
	SPDR S&P500 ETF Trust
4,000	Expiration: May 2017, Exercise Price $227 **	1,190,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,031,659)	2,689,625

	TOTAL PURCHASED OPTIONS (Cost - $3,841,194)	3,261,625
Shares
	SHORT-TERM INVESTMENTS - 0.5%
1,557,269	First American Government Obligations Fund - Class Z, 0.41% +	1,557,269
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,557,269)	1,557,269

	TOTAL INVESTMENTS - 100.1% (Cost $300,474,311) (c)	321,770,336
	Liabilities in Excess of Other Assets - (0.1)%	(325,245)
	NET ASSETS - 100.0%	$321,445,091
Contracts
	SCHEDULE OF OPTIONS WRITTEN - (0.1)% *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0)% *^
	CBOE Volitility Index
7,500	Expiration: March 2017, Exercise Price $25 **	93,750
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $109,312)	93,750

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1)% *
	iShares MSCI Emerging Markets ETF
4,000	Expiration: May 2017, Exercise Price $35 **	168,000
	iShares Russell 2000 ETF
2,000	Expiration: May 2017, Exercise Price $126 **	335,000
	SPDR S&P500 ETF Trust
4,000	Expiration: May 2017, Exercise Price $210 **	390,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $969,100)	893,000

	TOTAL OPTIONS WRITTEN (Premiums Received $1,078,412)	$986,750

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2017.
^ Less than 0.1%
# Less than 1 share held.
(a) All or a portion of the security is segregated as collateral for options written.
(b) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $300,474,311 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	22,023,204
	Unrealized depreciation	(727,179)
	Net unrealized depreciation	$21,296,025

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	Bond Funds - 65.7%
288,224	iShares 1-3 Year Treasury Bond ETF	$24,360,693
142,931	iShares 7-10 Year Treasury Bond ETF	15,100,660
128,434	iShares iBoxx $ High Yield Corporate Bond ETF	11,339,438
191,977	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	22,764,633
1,811,517	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	50,976,088
		124,541,512

	Equity Funds - 33.9%
1,929,440	PowerShares Financial Preferred Portfolio	35,945,467
576,294	SPDR Doubleline Total Return Tactical ETF	28,215,354
		64,160,821
	TOTAL EXCHANGE TRADED FUNDS (Cost - $187,924,123)	188,702,333
Contracts
	PURCHASED OPTIONS - 0.0% ^*
	PURCHASED CALL OPTIONS - 0.0% ^
	CBOE S&P 500 Index
200	Expiration: March 2017, Exercise Price $2,390 **	6,500
100	Expiration: March 2017, Exercise Price $2,375 **	18,250
	TOTAL PURCHASED CALL OPTIONS (Cost - $70,721)	24,750

	PURCHASED PUT OPTIONS - 0.0% ^*
	iShares Silver Trust
2,000	Expiration: March 2017, Exercise Price $16.50 **	11,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $48,601)	11,000

	TOTAL PURCHASED OPTIONS (Cost - $119,322)	35,750
Shares
	SHORT-TERM INVESTMENTS - 0.3%
486,288	First American Government Obligations Fund - Class Z, 0.41% +	486,288
	TOTAL SHORT-TERM INVESTMENTS (Cost - $486,288)	486,288

	TOTAL INVESTMENTS - 99.9% (Cost $188,529,733) (c)	189,224,371
	Other Assets In Excess of Liabilities - 0.1%	141,545
	NET ASSETS - 100.0%	$189,365,916

* Each Option is equivalent to 100 shares of the underlying security
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2017.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written.
(b) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $188,529,733 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	1,746,401
	Unrealized depreciation	(1,051,763)
	Net unrealized depreciation	$694,638

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.9%
	Finance and Insurance - 5.4%
280	Aegon NV	$1,495
18	Banco de Chile	1,299
		2,794
	Information - 2.4%
29	BCE, Inc.	1,266

	Manufacturing - 61.6%
19	Apple, Inc.	2,603
24	Bayer AG	2,645
36	Bristol-Myers Squibb Co.	2,042
81	Cisco Systems, Inc.	2,769
21	The Clorox Co.	2,873
27	Coach, Inc.	1,029
61	The Coca-Cola Co.	2,560
20	Diageo PLC	2,286
17	The Dow Chemical Co.	1,058
14	Eli Lilly & Co.	1,159
34	Gilead Sciences, Inc.	2,396
57	GlaxoSmithKline PLC	2,364
58	Magna International, Inc.	2,486
28	Novo Nordisk A/S	989
48	QUALCOMM, Inc.	2,711
		31,970
	Mining, Quarrying, and Oil and Gas Extraction - 1.8%
18	Apache Corp.	947

	Retail Trade - 8.3%
13	CVS Health Corp.	1,047
31	Wal-Mart Stores, Inc.	2,199
34	Whole Foods Market, Inc.	1,043
		4,289
	Wholesale Trade - 8.4%
14	Cardinal Health, Inc.	1,139
8	Honeywell International, Inc.	996
25	KLA-Tencor Corp.	2,253
		4,388
	TOTAL COMMON STOCKS (Cost - $43,405)	45,654

	SHORT-TERM INVESTMENTS - 29.9%
15,541	First American Government Obligations Fund - Class Z, 0.41% +	15,541
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,541)	15,541

	TOTAL INVESTMENTS - 117.8% (Cost $58,946) (b)	61,195
	Liabilities in Excess of Other Assets - (17.8)%	(9,259)
	NET ASSETS - 100.0%	$51,936

+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2017.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding options written, is $58,946 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	2,508
	Unrealized depreciation	(259)
	Net unrealized depreciation	$2,249

Horizon Funds
PORTFOLIO OF INVESTMENTS
February 28, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund's NAV per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017, for the Funds' investments measured at fair value:

Insert A
Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 357,902,405	$ -	$ -	$ 357,902,405
Purchased Call Options	-	1,061,737	-	1,061,737
Purchased Put Options	-	598,375	-	598,375
Short-Term Investments	10,000	-	-	10,000
Total	$ 357,912,405	$ 1,660,112	$ -	$ 359,572,517

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 15,000	$ -	$ 15,000
Written Put Options	-	518,000	-	518,000
Total	$ -	$ 533,000	$ -	$ 533,000

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 316,951,441	$ -	$ -	$ 316,951,441
Common Stocks	1			1
Purchased Call Options	-	572,000	-	572,000
Purchased Put Options	-	2,689,625	-	2,689,625
Short-Term Investments	1,557,269	-	-	1,557,269
Total	$ 318,508,711	$ 3,261,625	$ -	$ 321,770,336

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$ -	$ 93,750	$ -	$ 93,750
Written Put Options	-	893,000	-	893,000
Total	$ -	$ 986,750	$ -	$ 986,750

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 124,541,512	$ -	$ -	$ 124,541,512
Equity Funds	64,160,821	-	-	64,160,821
Purchased Call Options	-	24,750	-	24,750
Purchased Put Options	-	11,000	-	11,000
Short-Term Investments	486,288	-	-	486,288
Total	$ 189,188,621	$ 35,750	$ -	$ 189,224,371

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 45,654	$ -	$ -	$ 45,654
Short-Term Investments	15,541	-	-	15,541
Total	$ 61,195	$ -	$ -	$ 61,195

* Refer to the Portfolios of Investments for security classifications

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, the Horizon Active Income Fund and the Horizon Active Dividend Fund. There were no Level 3 securities held by the Funds during the three months ended February 28, 2017.

Exchange Traded Funds – The Funds may invest in exchange traded funds ("ETFs"). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value ("NAV") in large blocks of shares called "Creation Units", and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the trailing four quarters ended February 28, 2017, were as follows:

		Horizon Active Asset Allocation Fund	Horizon Active Risk Assit Fund	Horizon Active Income Fund
Purchased Options		$ 2,159,267	$ 2,846,181	$ 10,344
Written Options		$ 1,079,241	$ 1,521,235	$ 1,875

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist Fund's Statements of Assets and Liabilities as of February 28, 2017 respectively:

Active Asset Allocation Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk Contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$ 1,660,112
Written Options	$ 533,000

Active Risk Assist Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$ 3,261,625
Written Options	$ 986,750

Active Income Fund
Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate Contracts	Investments in securities at market value	Options written, at value

Active Income Fund
Derivatives Investment Value
Purchased Options	$ 35,750
Written Options	$ -

The following table presents the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund respectively, as of February 28, 2017.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 533,000	(1)	$ -	$ 533,000	$ -	$ (533,000)	(2)	$ -
Total	$ 533,000		$ -	$ 533,000	$ -	$ (533,000)		$ -

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 986,750	(1)	$ -	$ 986,750	$ -	$ (986,750)	(2)	$ -
Total	$ 986,750		$ -	$ 986,750	$ -	$ (986,750)		$ -

(1) Written options at value as presented in the Schedule of Options Written.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The number of option contracts written and premiums received during the three months ended February 28, 2017 were as follows:

Horizon Active Asset Allocation
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	20,975	$ 1,133,903
Options written	13,850	1,118,713
Options closed	(9,850)	(971,906)
Options exercised	-	-
Options expired	(17,975)	(640,625)
Options outstanding, end of period	7,000	$ 640,085

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	16,100	$ 584,158
Options written	23,150	1,261,363
Options closed	(7,250)	(393,676)
Options exercised	-	-
Options expired	(14,500)	(373,433)
Options outstanding, end of period	17,500	$ 1,078,412

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Horizon Funds

By (Signature and Title)* /s/ Robert Cannon
                                              Robert Cannon, President and Principal Executive Officer

Date April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert Cannon
                                              Robert Cannon, President and Principal Executive Officer

Date April 28, 2017

                By (Signature and Title)* /s/ Benjamin Johnson
              Benjamin Johnson, Treasurer and Principal Financial Officer

Date April 28, 2017

* Print the name and title of each signing officer under his or her signature.